UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

	FORM 13F INFORMATION TABLE
                                                                                                 SOLE
                                                                 VALUE   SHARES/  SH/ INVSTMT   VOTING
        NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  DSCRETN  AUTHORITY
------------------------------      ---------------- --------- -------- -------- ---   ----      ---
NIKE                                COM	             654106103  2,777     45,660  SH   SOLE      Yes
Bank of America                     COM	             060505104  2,499     32,026  SH   SOLE      Yes
Texas Instruments                   COM	             882508104  2,285    100,241  SH   SOLE      Yes
Masco                               COM	             574599106  2,262     92,410  SH   SOLE      Yes
Microsoft                           COM	             594918104  2,169     78,054  SH   SOLE      Yes
Costco Wholesale                    COM	             22160K105  2,166     69,690  SH   SOLE      Yes
Cisco Systems                       COM	             17275R102  2,166    110,830  SH   SOLE      Yes
Home Depot                          COM	             437076102  2,137     67,090  SH   SOLE      Yes
HSBC Holdings ADR                   COM	             404280406  1,987     30,107  SH   SOLE      Yes
Emerson                             COM	             291011104  1,978     37,562  SH   SOLE      Yes
BP Plc. ADR                         COM	             055622104  1,786     42,429  SH   SOLE      Yes
Genuine Parts                       COM	             372460105  1,757     54,945  SH   SOLE      Yes
Nokia ADR                           COM	             654902204  1,740    111,531  SH   SOLE      Yes
Coca-Cola                           COM	             191216100  1,560     36,321  SH   SOLE      Yes
Universal Forest Products           COM	             913543104  1,472     60,640  SH   SOLE      Yes
Pitney Bowes                        COM	             724479100  1,454     37,950  SH   SOLE      Yes
Disney (Walt)                       COM	             254687106  1,413     70,047  SH   SOLE      Yes
SBC Communications                  COM	             78387G103  1,394     62,665  SH   SOLE      Yes
Gap                                 COM	             364760108  1,316     76,840  SH   SOLE      Yes
Marsh & McLennan                    COM              571748102  1,303     27,370  SH   SOLE      Yes
Mercantile Bankshares               COM              587405101  1,237     30,915  SH   SOLE      Yes
ServiceMaster                       COM              81760N109  1,215    118,460  SH   SOLE      Yes
SunGard Data Systems                COM              867363103  1,212     46,050  SH   SOLE      Yes
McGraw-Hill                         COM              580645109  1,182     19,025  SH   SOLE      Yes
Berkshire Hathaway Cl.B             COM              084670207  1,166        467  SH   SOLE      Yes
RPM                                 COM              749685103  1,122     85,905  SH   SOLE      Yes
Wilmington Trust                    COM              971807102  1,089     35,390  SH   SOLE      Yes
Waste Management                    COM              94106L109  1,047     40,000  SH   SOLE      Yes
Royal Dutch Petroleum ADR           COM              780257804  1,001     22,650  SH   SOLE      Yes
Commerce Bancshares                 COM              200525103    847     19,371  SH   SOLE      Yes
Interpublic Group                   COM              460690100    786     55,644  SH   SOLE      Yes
Fluor                               COM              343412102    766     20,510  SH   SOLE      Yes
National Fuel Gas                   COM              636180101    714     31,260  SH   SOLE      Yes
WPS Resources                       COM              92931B106    621     15,080  SH   SOLE      Yes
Pfizer                              COM              717081103    538     17,696  SH   SOLE      Yes
Apache                              COM              037411105    530      7,645  SH   SOLE      Yes
Merck                               COM              589331107    512     10,120  SH   SOLE      Yes
Vulcan Materials                    COM              929160109    478     11,985  SH   SOLE      Yes
Sonic                               COM              835451105    459     18,145  SH   SOLE      Yes
Exxon Mobil                         COM              30231G102    450     12,294  SH   SOLE      Yes
Washington Federal                  COM              938824109    448     17,780  SH   SOLE      Yes
Northwest Natural Gas               COM              667655104    387     13,330  SH   SOLE      Yes
Intel                               COM              458140100    270      9,821  SH   SOLE      Yes
Sherwin-Williams                    COM              824348106    243      8,255  SH   SOLE      Yes
Deere                               COM              244199105    236      4,425  SH   SOLE      Yes
Worthington Industries              COM              981811102    219     17,410  SH   SOLE      Yes
General Electric                    COM              369604103    206      6,894  SH   SOLE      Yes
Schwab (Charles)                    COM              808513105    118      9,920  SH   SOLE      Yes

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___48___
Form  13F Information Table Value Total ($1,000s): $56,720
List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]